MML SERIES INVESTMENT FUND
MML Fundamental Value Fund
(the “Fund”)
Supplement dated February 1, 2024 to the
Prospectus dated May 1, 2023 and the
Summary Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces the information for David J. Pyle found under the heading Portfolio Manager(s) in the section titled Management (on page 32 of the Prospectus):
David J. Pyle, CFA is a portfolio manager for Boston Partners’ Large Cap Value portfolios. He has managed the Fund since February 2019. Mr. Pyle is expected to step down as a portfolio manager of the Fund on September 1, 2024.
The following information replaces the information for David J. Pyle found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 121 of the Prospectus:
David J. Pyle, CFA
is a portfolio manager for Boston Partners’ Large Cap Value portfolios and the MML Fundamental Value Fund. Prior to assuming this role, Mr. Pyle was an equity analyst covering the utility, insurance, leisure and lodging, packaging, publishing, and computer equipment and services sectors. Mr. Pyle joined Boston Partners from State Street Research where he was a research analyst and associate portfolio manager in their equity value group. Prior to that, he spent five years with Price Waterhouse. Mr. Pyle has 28 years of investment experience. Mr. Pyle is expected to step down as a portfolio manager of the MML Fundamental Value Fund on September 1, 2024.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L7352-23-03
FV-23-01

MML SERIES INVESTMENT FUND
MML Fundamental Value Fund
(the “Fund”)
Supplement dated February 1, 2024 to the
Statement of Additional Information dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information replaces similar information for the Fund found on page B-229 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of MML Fundamental Value are David T. Cohen, Mark E. Donovan, David J. Pyle, and Joshua White. Mr. Pyle is expected to step down as a portfolio manager of MML Fundamental Value on September 1, 2024.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-23-05